John Hancock
Regional Bank Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 99.4%		$791,222,899
(Cost $444,368,615)
Financials 99.4%		791,222,899
Banks 99.4%
1st Source Corp.	136,762	7,148,550
ACNB Corp.	36,595	1,428,303
American Business Bank (A)	135,897	5,189,906
Ameris Bancorp	259,494	12,881,282
Atlantic Union Bankshares Corp.	273,769	9,351,949
Bank of America Corp.	573,635	19,509,326
Bank of Marin Bancorp	234,402	4,589,591
Bank7 Corp.	156,658	4,378,591
Banner Corp.	82,968	3,864,649
Bar Harbor Bankshares	181,828	4,783,895
BayCom Corp.	212,273	4,332,492
Business First Bancshares, Inc.	239,655	5,404,220
C&F Financial Corp.	56,826	3,153,843
Cadence Bank	296,233	7,885,722
California BanCorp (A)	173,930	4,405,647
Camden National Corp.	111,614	4,021,452
CB Financial Services, Inc.	83,544	1,964,119
Central Pacific Financial Corp.	196,757	3,791,507
Central Valley Community Bancorp	90,028	1,748,344
Citizens Community Bancorp, Inc.	296,186	3,595,698
Citizens Financial Group, Inc.	640,630	20,948,601
Civista Bancshares, Inc.	233,144	3,984,431
Coastal Financial Corp. (A)	224,206	8,945,819
Codorus Valley Bancorp, Inc.	148,324	3,495,997
Colony Bankcorp, Inc.	134,990	1,650,928
Columbia Banking System, Inc.	425,349	8,575,036
Comerica, Inc.	152,039	7,994,211
Community West Bancshares	122,800	1,910,768
ConnectOne Bancorp, Inc.	183,485	4,190,797
Cullen/Frost Bankers, Inc.	113,164	12,008,964
CVB Financial Corp.	239,254	4,012,290
Eagle Bancorp Montana, Inc.	187,426	2,719,551
East West Bancorp, Inc.	210,942	15,358,687
Eastern Bankshares, Inc.	509,640	7,114,574
Enterprise Bancorp, Inc.	105,259	2,991,461
Equity Bancshares, Inc., Class A	173,952	5,714,323
ESSA Bancorp, Inc.	143,378	2,725,616
Evans Bancorp, Inc.	115,022	3,389,698
Farmers & Merchants Bancorp, Inc.	161,459	3,648,973
Farmers National Banc Corp.	194,894	2,673,946
Fifth Third Bancorp	595,931	20,404,677
First Business Financial Services, Inc.	155,290	5,710,013
First Community Corp.	199,374	3,728,294
First Financial Bancorp	399,410	8,954,772
First Horizon Corp.	455,704	6,489,225
First Interstate BancSystem, Inc., Class A	64,045	1,762,518
First Merchants Corp.	300,694	10,166,464
First Mid Bancshares, Inc.	119,960	3,775,141
First Northwest Bancorp	76,844	1,117,312
Flushing Financial Corp.	156,468	2,508,182
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
German American Bancorp, Inc.	162,040	$5,368,385
Great Southern Bancorp, Inc.	73,766	3,842,471
Hancock Whitney Corp.	349,879	15,783,042
HBT Financial, Inc.	287,450	5,596,652
Heritage Commerce Corp.	790,260	7,025,411
Heritage Financial Corp.	203,099	4,092,445
Horizon Bancorp, Inc.	505,294	6,624,404
Huntington Bancshares, Inc.	1,783,316	22,701,613
Independent Bank Corp. (Massachusetts)	124,925	7,007,043
Independent Bank Corp. (Michigan)	214,468	5,456,066
JPMorgan Chase & Co.	128,270	22,365,157
KeyCorp	1,299,490	18,881,590
Landmark Bancorp, Inc.	98,853	2,091,729
Live Oak Bancshares, Inc.	165,721	6,027,273
M&T Bank Corp.	170,109	23,492,056
Metrocity Bankshares, Inc.	118,368	2,828,995
Mid Penn Bancorp, Inc.	105,131	2,247,701
MidWestOne Financial Group, Inc.	178,853	4,560,752
NBT Bancorp, Inc.	133,090	4,734,011
Nicolet Bankshares, Inc.	140,844	10,953,438
Northrim BanCorp, Inc.	113,867	5,753,700
Ohio Valley Banc Corp.	103,713	2,494,298
Old National Bancorp	470,313	7,746,055
Old Second Bancorp, Inc.	572,362	7,795,570
OP Bancorp	369,601	4,032,347
Orange County Bancorp, Inc.	65,425	3,175,730
Pinnacle Financial Partners, Inc.	253,923	22,441,715
Plumas Bancorp	82,503	2,910,706
Popular, Inc.	183,695	15,696,738
Premier Financial Corp.	405,358	8,467,929
Provident Financial Holdings, Inc.	160,953	2,430,390
QCR Holdings, Inc.	156,051	9,114,939
Red River Bancshares, Inc.	78,529	4,021,470
Regions Financial Corp.	1,087,798	20,309,189
Renasant Corp.	219,837	6,953,444
Riverview Bancorp, Inc.	541,802	2,974,493
SB Financial Group, Inc.	194,301	2,976,691
Shore Bancshares, Inc.	518,333	6,707,229
Sierra Bancorp	202,947	4,211,150
Southern Missouri Bancorp, Inc.	150,761	6,574,687
SouthState Corp.	112,437	9,343,515
Stock Yards Bancorp, Inc.	126,718	6,300,419
Synovus Financial Corp.	349,757	13,171,849
The First Bancorp, Inc.	132,306	3,307,650
The First Bancshares, Inc.	158,129	4,021,220
The PNC Financial Services Group, Inc.	117,426	17,755,985
Timberland Bancorp, Inc.	167,260	4,678,262
TriCo Bancshares	267,257	9,714,792
Truist Financial Corp.	420,440	15,581,506
U.S. Bancorp	493,433	20,497,207
Virginia National Bankshares Corp.	111,621	3,684,609
Westamerica BanCorp	133,763	6,383,170
Western Alliance Bancorp	182,829	11,693,743
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
WSFS Financial Corp.	396,802	$17,661,657
Zions Bancorp NA	402,345	16,858,256

	Yield (%)	Shares	Value
Short-term investments 0.5%			$4,154,004
(Cost $4,153,997)
Short-term funds 0.5%			4,154,004
John Hancock Collateral Trust (B)	5.3658(C)	415,338	4,154,004

Total investments (Cost $448,522,612) 99.9%	$795,376,903
Other assets and liabilities, net 0.1%	802,373
Total net assets 100.0%	$796,179,276

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-24.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	415,338	$13,832,452	$42,833,479	$(52,516,514)	$5,185	$(598)	$103,169	—	$4,154,004
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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